SIGNIFICANT CUSTOMERS (Details Narrative) - Customer Concentration Risk [Member] - Customer	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Sales Revenue, Services, Net [Member]
Concentration Risk [Line Items]
Number of customers	4	4
Percentage of concentration risk	29.00%	50.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Number of customers	3	3
Percentage of concentration risk	35.00%	72.00%